Liquidity And Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Liquidity And Going Concern [Abstract]
Liquidity And Going Concern

Our accompanying condensed consolidated financial statements were prepared assuming we would continue as a going concern, which contemplates that we will continue in operation for the foreseeable future and will be able to realize assets and settle liabilities and commitments in the normal course of business. These condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result should we be unable to continue as a going concern.

We have incurred significant losses from operations and negative cash flows in every year since inception and have utilized the proceeds from debt and equity financings to fund our operations, including the cost of litigation. For the six months ended June 30, 2019, we incurred a net loss of approximately $3.7 million and negative cash flows from operations of approximately $2.6 million. At June 30, 2019, we had a working capital deficit of approximately $4.2 million and we had an accumulated deficit of approximately $396.0 million. These circumstances raise substantial doubt about our ability to continue to operate as a going concern within one year following the issue date of these condensed consolidated financial statements.

For the six months ended June 30, 2019, we received aggregate net proceeds of approximately $1.64 million from the sale of convertible promissory notes and $0.23 million for the issuance of short term notes. At June 30, 2019, we had cash and cash equivalents of approximately $0.1 million. Our Milo product line has not generated expected revenues to date and the amount and timing of proceeds from our patent enforcement actions, if any, is difficult to predict. Although we have made significant reductions in our operating costs, we will need additional working capital to fund our operations.

In July 2019, we sold additional convertible notes for aggregate proceeds of $0.75 million (see Note 13). We are exploring additional financing opportunities for both our short and long-term capital needs. These financing opportunities may include debt, convertible debt, common or preferred equity offerings, additional litigation financing, or a combination thereof. There can be no assurance that we will be able to consummate a financing transaction or that the terms of such financing will be on terms and conditions that are acceptable.

Our ability to meet our liquidity needs for the next twelve months is dependent upon one or more of (i) our ability to successfully negotiate licensing agreements and/or settlements relating to the use of our technologies by others in excess of our contingent payment obligations; and/or (ii) our ability to obtain additional debt or equity financing. We expect that revenue generated from product sales, patent enforcement actions, and technology licenses over the next twelve months may not be sufficient to cover our working capital requirements. In the event we do not generate sufficient revenues to cover our operational costs and contingent repayment obligations, we will be required to use available working capital and/or raise additional working capital through the sale of equity securities or other financing arrangements.

We expect to continue to invest in the support of our patent enforcement and licensing programs. The long-term continuation of our business plan is dependent upon our ability to secure sufficient financing to support our business and our ability to generate revenues and/or patent-related proceeds sufficient to offset expenses and meet our contingent payment obligation and other debt repayment obligations. Failure to generate sufficient revenues, raise additional capital through debt or equity financings or contingent fee arrangements, and/or reduce operating costs will have a material adverse effect on our ability to meet our long-term liquidity needs and achieve our intended long-term business objectives.

2. LIQUIDITY AND GOING CONCERN

The accompanying consolidated financial statements as of and for the year ended December 31, 2018 were prepared assuming we will continue as a going concern, which contemplates that we will continue in operation and will be able to realize our assets and settle our liabilities and commitments in the normal course of business for a period of at least one year from the issuance date of these financial statements.  These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result should we be unable to continue as a going concern.

We have incurred significant losses from operations and negative cash flows in every year since inception and have utilized the proceeds from the sales of our equity and equity-linked securities and our contingent funding arrangements with third-parties to fund our operations, including our litigation costs.  For the year ended December 31, 2018, we incurred a net loss of approximately $20.9 million and negative cash flows from operations of approximately $10.3 million.  At December 31, 2018, we had a working capital deficit of approximately $2.1 million and an accumulated deficit of approximately $392.3 million.  These circumstances raise substantial doubt about our ability to continue to operate as a going concern for a period of one year after the issuance date of these consolidated financial statements.

At December 31, 2018, we had cash and cash equivalents of approximately $1.5 million.  In addition, during the first quarter of 2019, we received net proceeds of approximately $1.3 million from the issuance of additional convertible debt securities.   In August 2018, we implemented cost reduction measures and ceased ongoing chip development activities and significantly curtailed our spending for sales and marketing of our WiFi product line in order to focus our limited resources on our patent enforcement program. We expect to sell or otherwise exit the Milo product operations the second quarter of 2019 and intend to focus our resources solely on licensing and enforcement of our wireless technologies.  However, although we may receive proceeds from our patent enforcement actions in 2019, the timing and amount of such proceeds, if any, are difficult to predict and there can be no assurance we will receive any proceeds from these enforcement actions.  In addition, we have approximately $2.4 million in debt obligations due to be repaid in 2019.

Our ability to meet our liquidity needs for the twelve months after the issuance date of these financial statements is dependent upon one or more of (i) our ability to successfully negotiate licensing agreements and/or settlements relating to the use of our technologies by others in excess of our contingent payment obligations to legal counsel; and/or (ii) our ability to raise additional capital from the sale of equity securities or other financing arrangements.  We anticipate that we will continue to invest in patent protection and licensing and enforcement of our wireless technologies.  We expect that revenue generated from patent enforcement actions, and technology licenses over the twelve months after the issuance date of these financial statements, if any, after deduction of payment obligations to Brickell and legal counsel, may not be sufficient to cover our operating expenses. In the event we do not generate revenues, or other patent-asset proceeds, sufficient to cover our operational costs and contingent repayment obligation, we will be required to raise additional working capital through the sale of equity securities or other financing arrangements.

The long-term continuation of our business plan is dependent upon our ability to secure sufficient financing to support our business, and our ability to generate revenues and/or patent-related proceeds sufficient to offset expenses and meet our contingent payment obligation and other long-term debt repayment obligations.  Failure to generate sufficient revenues, raise additional capital through debt or equity financings, and/or reduce operating costs could have a material adverse effect on our ability to meet our short and long-term liquidity needs and achieve our intended long-term business objectives.